UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (99.6%)

Australia (17.4%)
BHP Billiton Ltd.	7,199,337	$ 90,772
National Australia Bank Ltd.	3,075,740	70,624
Commonwealth Bank of Australia	2,511,344	65,235
Australia & New Zealand Bank Group Ltd.	3,655,097	58,321
Westpac Banking Corp., Ltd.	3,574,296	53,182
* Westfield Group	2,876,339	37,982
Woolworths Ltd.	2,086,883	23,595
Wesfarmers Ltd.	756,690	23,045
AMP Ltd.	3,729,394	22,051
Rio Tinto Ltd.	626,047	20,813
Macquarie Bank Ltd.	441,847	16,727
Rinker Group Ltd.	1,892,422	16,425
Telstra Corp. Ltd.	4,253,024	16,282
QBE Insurance Group Ltd.	1,373,873	16,236
Foster's Group Ltd.	4,018,320	16,224
Insurance Australia Group Ltd.	3,201,836	16,128
Coles Myer Ltd.	2,217,545	15,948
Suncorp-Metway Ltd.	1,083,002	15,652
Woodside Petroleum Ltd.	938,270	15,015
Tabcorp Holdings Ltd.	1,026,506	14,096
WMC Resources Ltd.	2,327,557	12,897
General Property Trust	4,057,127	12,168
Stockland	2,547,424	11,588
Macquarie Infrastucture Group	3,886,437	11,475
Alumina Ltd.	2,337,843	11,033
Brambles Industries Ltd.	1,940,834	11,025
BlueScope Steel Ltd.	1,472,389	10,566
Australian Gas Light Co., Ltd.	917,257	9,774
Amcor Ltd.	1,765,990	9,717
CSL Ltd.	396,183	9,502
Newcrest Mining Ltd.	661,731	8,738
Santos Ltd.	1,176,031	8,457
Orica Ltd.	541,867	8,067
Lend Lease Corp.	723,009	7,648
Origin Energy Ltd.	1,342,670	7,252
Transurban Group	1,066,748	6,820
Boral Ltd.	1,172,390	6,541
Centro Properties Group	1,545,204	6,394
John Fairfax Holdings Ltd.	1,817,245	6,210
Macquarie Goodman Industrial Trust	3,336,683	6,154
Mirvac Group	1,671,196	6,100
Coca-Cola Amatil Ltd.	920,465	5,600
Patrick Corp. Ltd.	1,093,848	5,281
Aristocrat Leisure Ltd.	622,150	5,279
Qantas Airways Ltd.	1,819,384	5,019
Toll Holdings Ltd.	484,734	4,962
DB RREEF Trust	4,929,399	4,928
James Hardie Industries NV	920,220	4,921
Investa Property Group	2,898,811	4,830
Mayne Group Ltd.	1,280,107	4,553
AXA Asia Pacific Holdings Ltd.	1,400,380	4,536
* Southcorp Ltd.	1,271,102	4,354
Sonic Healthcare Ltd.	489,275	4,216
Perpetual Trustees Australia Ltd.	76,647	3,974
Lion Nathan Ltd.	587,504	3,733
CFS Gandel Retail Trust	2,977,538	3,692
CSR Ltd.	1,836,641	3,572
Computershare Ltd.	765,842	3,513
Publishing & Broadcasting Ltd.	266,146	3,378
Australian Stock Exchange Ltd.	207,361	3,362
Paperlinx Ltd.	891,880	3,138
Leighton Holdings Ltd.	272,043	2,559
Commonwealth Property Office Fund	2,616,635	2,514
Harvey Norman Holdings Ltd.	1,065,703	2,436
Pacific Brands Ltd.	1,011,306	2,429
OneSteel Ltd.	1,121,832	2,408
Iluka Resources Ltd.	465,161	2,257
Cochlear Ltd.	108,911	2,190
Ansell Ltd.	305,982	2,172
ING Industrial Fund	1,359,155	2,170
Futuris Corp., Ltd.	1,066,299	1,851

		922,306

Hong Kong (5.6%)
Hutchison Whampoa Ltd.	4,285,600	39,011
Cheung Kong Holdings Ltd.	3,027,100	27,749
Sun Hung Kai Properties Ltd.	2,654,800	24,591
Hang Seng Bank Ltd.	1,537,546	20,797
CLP Holdings Ltd.	3,631,399	20,625
Hong Kong & China Gas Co., Ltd.	7,368,651	15,304
Swire Pacific Ltd. A Shares	1,870,400	14,688
Boc Hong Kong Holdings Ltd.	7,440,000	13,688
Hong Kong Electric Holdings Ltd.	2,789,400	12,445
Esprit Holdings Ltd.	1,796,500	10,388
* Bank of East Asia Ltd.	2,679,073	7,986
Wharf Holdings Ltd.	2,466,714	7,969
Henderson Land Development Co. Ltd.	1,457,000	6,911
Hang Lung Properties Ltd.	3,677,500	5,516
Li & Fung Ltd.	3,223,500	5,311
Hong Kong Exchanges & Clearing Ltd.	2,117,000	5,279
New World Development Co., Ltd.	4,524,646	4,409
* MTR Corp.	2,687,000	4,220
PCCW Ltd.	7,032,569	3,967
Techtronic Industries Co., Ltd.	1,755,000	3,926
Cathay Pacific Airways Ltd.	2,024,000	3,633
Hopewell Holdings Ltd.	1,252,000	3,162
* Shangri-La Asia Ltd.	2,140,962	2,910
Johnson Electric Holdings Ltd.	2,974,600	2,841
Cheung Kong Infrastructure Holdings Ltd.	912,000	2,730
Television Broadcasts Ltd.	568,000	2,694
Yue Yuen Industrial (Holdings) Ltd.	970,000	2,531
* Hutchison Telecommunications International Ltd.	2,724,000	2,445
* Hysan Development Co., Ltd.	1,267,211	2,421
Kingboard Chemical Holdings Ltd.	938,500	2,100
* Kerry Properties Ltd.	955,727	2,010
* Sino Land Co.	2,147,600	1,914
Giordano International Ltd.	2,927,108	1,811
Orient Overseas International Ltd.	398,000	1,495
ASM Pacific Technology Ltd.	346,500	1,302
Texwinca Holdings Ltd.	1,190,000	1,053
SCMP Group Ltd.	1,870,546	863
SmarTone Telecommunications Ltd.	595,500	691
Kingboard Chemical Holdings Ltd. Warrants Exp. 12/31/2006	77,400	37

		293,423

Japan (73.0%)
Toyota Motor Corp.	5,789,600	225,529
Canon, Inc.	1,690,300	88,228
Mitsubishi Tokyo Financial Group Inc.	9,149	86,404
Takeda Chemical Industries Ltd.	1,782,700	84,780
Honda Motor Co., Ltd.	1,506,500	79,071
Mizuho Financial Group, Inc.	15,554	75,023
NTT DoCoMo, Inc.	40,239	70,011
Sony Corp.	1,857,238	68,936
Matsushita Electric Industrial Co., Ltd.	4,425,945	65,755
Sumitomo Mitsui Financial Group, Inc.	8,133	57,074
Tokyo Electric Power Co.	2,305,300	55,039
Nissan Motor Co., Ltd.	4,984,500	52,758
Nomura Holdings Inc.	3,744,000	49,254
* UFJ Holdings Inc.	7,667	45,874
Nippon Telegraph and Telephone Corp.	10,413	43,985
Hitachi Ltd.	6,415,000	42,661
Millea Holdings, Inc.	2,866	39,615
East Japan Railway Co.	6,816	36,829
Fuji Photo Film Co., Ltd.	928,500	33,387
Chubu Electric Power Co.	1,329,500	31,485
Nippon Steel Corp.	12,282,000	29,917
JFE Holdings, Inc.	1,059,500	29,341
Sharp Corp.	1,893,000	29,039
Shin-Etsu Chemical Co., Ltd.	720,500	28,554
Kansai Electric Power Co., Inc.	1,447,500	28,123
Denso Corp.	1,063,400	27,650
Ito-Yokado Co., Ltd.	671,500	26,937
Mitsubishi Corp.	2,199,300	25,850
Bridgestone Corp.	1,297,500	25,522
Mitsubishi Estate Co., Ltd.	1,953,000	24,711
Kao Corp.	1,036,000	24,134
Ricoh Co.	1,344,000	23,761
Mitsui & Co., Ltd.	2,540,000	23,594
Toshiba Corp.	5,808,000	23,523
Kyocera Corp.	326,000	23,508
Murata Manufacturing Co., Ltd.	446,200	23,333
Mitsui Sumitomo Insurance Co.	2,578,530	22,656
Nintendo Co.	198,800	22,560
Seven Eleven Japan Co. Ltd.	742,400	22,533
Yamanouchi Pharmaceuticals Co., Ltd.	615,500	22,430
Hoya Corp.	213,900	22,061
Softbank Corp.	457,900	21,688
Orix Corp.	160,800	21,278
Tokyo Gas Co., Ltd.	5,070,000	20,975
Fujitsu Ltd.	3,528,000	20,529
Dai-Nippon Printing Co., Ltd.	1,294,000	20,438
Tokyo Electron Ltd.	343,930	20,080
Rohm Co., Ltd.	214,300	19,534
Aeon Co., Ltd.	1,161,200	19,530
Fanuc Co., Ltd.	288,100	19,466
* Yahoo Japan Corp.	3,780	19,182
Japan Tobacco, Inc.	1,804	19,181
NEC Corp.	3,288,000	18,879
* Resona Holdings Inc.	9,122,000	18,605
Nippon Oil Corp.	2,580,600	17,710
Nitto Denko Corp.	330,900	17,624
Mitsui Fudosan Co., Ltd.	1,403,000	17,467
* T & D Holdings, Inc.	363,250	17,064
Mitsubishi Electric Corp.	3,444,000	16,978
Secom Co., Ltd.	421,000	16,766
TDK Corp.	240,300	16,724
Sankyo Co., Ltd.	748,900	16,686
Eisai Co., Ltd.	505,400	16,414
Central Japan Railway Co.	2,021	16,390
Daiwa Securities Group Inc.	2,403,000	16,306
Sumitomo Trust & Banking Co., Ltd.	2,398,000	16,295
Asahi Glass Co., Ltd.	1,531,000	16,160
Kyushu Electric Power Co., Inc.	808,000	16,011
Mitsubishi Heavy Industries Ltd.	5,749,000	15,615
Sumitomo Corp.	1,811,000	15,545
Bank of Yokohama Ltd.	2,421,000	15,281
Tohoku Electric Power Co.	856,900	15,257
Sumitomo Electric Industries Ltd.	1,368,000	14,969
Nikko Securities Co., Ltd.	3,125,000	14,771
Keyence Corp.	64,080	14,723
Sompo Japan Insurance Inc.	1,485,000	14,584
Fujisawa Pharmaceutical Co., Ltd.	563,800	14,551
Ajinomoto Co., Inc.	1,173,000	14,218
Komatsu Ltd.	1,902,000	14,138
Kirin Brewery Co., Ltd.	1,382,000	14,000
Sumitomo Chemical Co.	2,655,000	13,756
West Japan Railway Co.	3,408	13,473
* Itochu Corp.	2,701,000	12,793
SMC Corp.	108,100	12,643
Promise Co., Ltd.	175,750	12,384
Osaka Gas Co., Ltd.	4,037,000	12,214
Asahi Kasei Corp.	2,458,000	12,165
Toppan Printing Co., Ltd.	1,122,000	12,038
Yamato Transport Co., Ltd.	800,000	11,994
Advantest Corp.	140,000	11,719
Shizuoka Bank Ltd.	1,156,000	11,710
Sekisui House Ltd.	995,000	11,541
Daiwa House Industry Co., Ltd.	994,000	11,501
Mitsui Trust Holding Inc.	1,075,400	11,393
Daiichi Pharmaceutical Co., Ltd.	488,900	11,318
Mitsui Osk Lines Ltd.	1,809,000	11,313
Toray Industries, Inc.	2,389,000	11,154
Sumitomo Metal Industries Ltd.	7,226,000	10,896
Kubota Corp.	2,017,000	10,801
Tokyu Corp.	1,954,000	10,785
Konica Minolta Holdings, Inc.	854,000	10,731
Daikin Industries Ltd.	397,000	10,706
Sumitomo Realty & Development Co.	764,000	10,693
Mitsubishi Chemical Corp.	3,270,000	10,399
Nidec Corp.	92,100	10,345
Nippon Yusen Kabushiki Kaisha Co.	1,850,000	10,282
Omron Corp.	424,700	10,263
Kinki Nippon Railway Co.	3,068,150	10,143
Acom Co., Ltd.	143,760	10,116
Terumo Corp.	338,200	9,791
Aiful Corp.	85,500	9,719
Sanyo Electric Co., Ltd.	2,998,000	9,679
Asahi Breweries Ltd.	772,200	9,651
Chiba Bank Ltd.	1,439,000	9,542
Toyoda Automatic Loom Works Ltd.	392,000	9,492
Shiseido Co., Ltd.	680,000	9,472
Olympus Corp.	451,000	9,416
Credit Saison Co., Ltd.	275,800	9,384
Takefuji Corp.	132,880	9,325
JS Group Corp.	500,408	9,123
OJI Paper Co., Ltd.	1,600,000	9,032
* Sega Sammy Holdings Inc.	137,116	8,840
NTT Data Corp.	2,536	8,751
Chugai Pharmaceutical Co., Ltd.	552,500	8,726
Trend Micro Inc.	188,000	8,450
Marui Co., Ltd.	629,400	8,414
* Electric Power Development Co., Ltd.	278,400	8,315
Seiko Epson Corp.	196,900	8,165
Daito Trust Construction Co., Ltd.	172,700	7,996
Kajima Corp.	1,803,000	7,965
Nippon Express Co., Ltd.	1,597,000	7,826
Nippon Mining Holdings Inc.	1,535,500	7,777
Dentsu Inc.	3,064	7,760
* Rakuten, Inc .	8,235	7,721
Aisin Seiki Co., Ltd.	324,638	7,688
Odakyu Electric Railway Co.	1,328,000	7,676
Nippon Paper Group, Inc.	1,773	7,661
JSR Corp.	359,600	7,647
Kobe Steel Ltd.	4,782,095	7,627
Shionogi & Co., Ltd.	598,000	7,543
Marubeni Corp.	2,541,000	7,418
Ohbayashi Corp.	1,154,000	7,396
Nikon Corp.	557,000	7,317
Joyo Bank Ltd.	1,388,000	7,285
Fast Retailing Co., Ltd.	106,400	7,251
Taisho Pharmaceutical Co.	342,000	7,190
Sumitomo Metal Mining Co.	1,032,000	7,102
Hokkaido Electric Power Co., Ltd.	353,107	6,997
Bank of Fukuoka, Ltd.	1,080,000	6,900
Mitsui Chemicals, Inc.	1,187,000	6,873
Oriental Land Co., Ltd.	100,500	6,868
Kuraray Co., Ltd.	730,000	6,732
Shinsei Bank, Ltd.	1,086,764	6,586
Teijin Ltd.	1,582,000	6,560
Keio Electric Railway Co., Ltd.	1,095,000	6,520
Kawasaki Kisen Kaisha Ltd.	955,000	6,489
Hirose Electric Co., Ltd.	60,000	6,374
Sekisui Chemical Co.	811,000	6,350
Yamada Denki Co., Ltd.	149,900	6,317
Tobu Railway Co., Ltd.	1,549,000	6,109
Taisei Corp.	1,547,000	6,041
Kaneka Corp.	539,000	6,012
* Furukawa Electric Co.	1,117,000	5,992
CSK Corp.	130,600	5,958
Yokogawa Electric Corp.	433,000	5,730
Pioneer Corp.	306,800	5,682
ToneGeneral Sekiyu K.K	594,000	5,523
Yamaha Motor Co., Ltd.	334,000	5,492
NOK Corp.	191,000	5,483
Toyo Seikan Kaisha Ltd.	283,000	5,471
Toto Ltd.	597,000	5,430
NGK Insulators Ltd.	534,000	5,404
Kyowa Hakko Kogyo Co.	697,000	5,370
Casio Computer Co.	380,800	5,341
Sankyo Co., Ltd.	97,700	5,288
Hokuhoku Financial Group, Inc.	1,939,000	5,248
Matsushita Electric Works, Ltd.	586,000	5,228
Mitsui Mining & Smelting Co., Ltd.	1,092,000	5,151
Shimizu Corp.	1,025,000	5,093
Yamaha Corp.	331,700	5,069
Takashimaya Co.	525,000	5,044
Keihin Electric Express Railway Co., Ltd.	785,000	4,932
Office Building Fund of Japan Inc.	584	4,922
Citizen Watch Co., Ltd.	531,800	4,832
77 Bank Ltd.	656,000	4,756
NTN Corp.	836,000	4,743
Showa Denko K.K	1,955,000	4,668
NSK Ltd.	888,000	4,609
Stanley Electric Co.	301,200	4,603
* Sumitomo Heavy Industries Ltd.	1,026,000	4,602
* Oki Electric Industry Co. Ltd.	1,041,000	4,598
Benesse Corp.	128,500	4,596
Ushio Inc.	223,000	4,537
Alps Electric Co., Ltd.	327,000	4,482
Lawson Inc.	115,200	4,476
Nomura Research Institute, Ltd.	45,100	4,468
Nissin Food Products Co., Ltd.	165,400	4,413
Nippon Meat Packers, Inc.	322,000	4,379
Leopalace21 Corp.	239,200	4,370
Onward Kashiyama Co., Ltd.	278,000	4,283
Gunma Bank Ltd.	721,000	4,265
Taiheiyo Cement Corp.	1,617,000	4,251
Toho Co., Ltd.	264,400	4,237
Mitsubishi Materials Corp.	1,818,000	4,147
Tosoh Corp.	902,000	4,141
Yakult Honsha Co., Ltd.	230,000	4,120
FamilyMart Co., Ltd.	127,500	4,104
Kawasaki Heavy Industries Ltd.	2,457,000	4,061
Kamigumi Co., Ltd.	495,000	4,053
* Japan Airlines System Co.	1,348,000	4,026
Makita Corp.	223,000	4,020
Isetan Co.	335,700	3,988
Net One Systems Co., Ltd.	1,000	3,934
Mabuchi Motor Co.	56,700	3,886
All Nippon Airways Co., Ltd.	1,024,000	3,860
USS Co., Ltd.	46,380	3,842
Amada Co., Ltd.	651,000	3,838
THK Co., Inc.	190,600	3,804
Dowa Mining Co. Ltd.	551,000	3,792
NEC Electronics Corp.	74,600	3,778
Japan Real Estate Investment Corp.	444	3,777
Uny Co., Ltd.	321,000	3,770
Uni-Charm Corp.	83,100	3,751
JGC Corp.	389,000	3,730
Konami Corp.	167,300	3,727
Mitsukoshi, Ltd.	721,000	3,680
Shimano, Inc.	132,600	3,666
Nisshin Seifun Group Inc.	326,000	3,665
JAFCO Co., Ltd.	53,500	3,620
Hitachi Chemical Co., Ltd.	208,300	3,566
Nisshin Steel Co.	1,492,000	3,548
Daimaru, Inc.	405,000	3,539
NGK Spark Plug Co.	347,000	3,508
The Suruga Bank, Ltd.	425,000	3,508
Mitsubishi Rayon Co., Ltd.	986,000	3,412
Aeon Credit Service Co. Ltd.	47,230	3,324
Hino Motors, Ltd.	460,000	3,299
* Ishikawajima-Harima Heavy Industries Co.	2,218,000	3,259
TIS Inc.	73,000	3,239
Oracle Corp. Japan	64,300	3,226
Nippon Sanso Corp.	527,000	3,225
Bandai Co., Ltd.	148,500	3,201
Dai-Nippon Ink & Chemicals, Inc.	1,270,000	3,192
Mitsubishi Gas Chemical Co.	676,000	3,189
Nippon Sheet Glass Co., Ltd.	709,000	3,070
Kurita Water Industries Ltd.	199,700	3,025
Japan Retail Fund Investment Corp.	352	2,977
Kikkoman Corp.	296,000	2,973
Tokyu Land Corp.	641,000	2,955
Fujikura Ltd.	656,000	2,930
* Ube Industries Ltd.	1,598,000	2,919
Ito En, Ltd.	54,500	2,887
Aoyama Trading Co., Ltd.	107,800	2,871
Takara Holdings Inc.	329,000	2,818
Hitachi Construction Machinery Co.	196,200	2,809
Fuji Electric Holdings Co., Ltd.	974,000	2,796
Denki Kagaku Kogyo K.K	828,000	2,785
Toyobo Ltd.	1,122,000	2,776
Minebea Co., Ltd.	636,000	2,773
Koyo Seiko Co., Ltd.	200,000	2,764
Showa Shell Sekiyu K.K	302,000	2,759
Daicel Chemical Industries Ltd.	510,000	2,736
Meiji Dairies Corp.	446,000	2,725
Nissan Chemical Industries, Ltd.	320,000	2,697
Meiji Seika Kaisha Ltd.	576,000	2,684
World Co., Ltd.	73,400	2,675
Obic Co., Ltd.	13,000	2,660
Shimamura Co., Ltd.	36,600	2,646
Meitec Corp.	71,200	2,636
ZEON Corp.	317,527	2,627
Seino Transportation Co., Ltd.	279,000	2,627
Central Glass Co., Ltd.	368,000	2,607
Nisshinbo Industries, Inc.	327,000	2,604
Ryohin Keikaku Co., Ltd.	50,700	2,602
Kansai Paint Co., Ltd.	412,000	2,573
Teikoku Oil Co., Ltd.	402,000	2,526
Susuken Co., Ltd.	94,020	2,499
Sapparo Holdings Ltd.	533,000	2,473
Sanken Electric Co., Ltd.	201,000	2,471
Skylark Co., Ltd.	143,000	2,434
Mitsui Engineering & Shipbuilding Co., Ltd.	1,328,000	2,426
Itochu Techno-Science Corp.	61,700	2,415
Shimachu Co.	98,200	2,401
Dai-Nippon Screen Manufacturing Co., Ltd.	376,000	2,359
MEDICEO Holdings Co., Ltd.	188,082	2,354
Ebara Corp.	506,000	2,348
Mitsubishi Logistics Corp.	218,000	2,337
Toyo Suisan Kaisha, Ltd.	166,000	2,333
Uniden Corp.	121,000	2,324
Toyoda Gosei Co., Ltd.	116,700	2,312
Yamazaki Baking Co., Ltd.	241,000	2,304
Okumura Corp.	365,000	2,297
Taiyo Yuden Co., Ltd.	216,000	2,290
* Circle K Sunkus Co., Ltd.	86,400	2,267
Fuji Television Network, Inc.	1,018	2,234
Matsumotokiyoshi Co., Ltd.	75,400	2,230
Nippon Shokubai Co., Ltd.	252,000	2,180
Nippon Light Metal Co.	818,000	2,135
Hitachi Capital Corp.	108,200	2,134
House Foods Industry Corp.	145,200	2,126
Sumitomo Bakelite Co. Ltd.	336,000	2,121
Nitori Co., Ltd.	33,709	2,115
Wacoal Corp.	187,000	2,079
Comsys Holdings Corp.	219,000	2,070
Toda Corp.	392,000	2,031
Nichirei Corp.	494,000	2,006
The Goodwill Group, Inc.	761	1,993
Coca-Cola West Japan Co. Ltd.	83,500	1,990
Kinden Corp.	266,000	1,988
Fuji Soft ABC Inc.	59,800	1,965
Sanwa Shutter Corp.	343,000	1,949
Q.P. Corp.	217,900	1,927
Hankyu Department Stores, Inc.	244,000	1,842
Rinnai Corp.	72,800	1,840
Namco Ltd.	143,900	1,833
Sumitomo Osaka Cement Co., Ltd.	735,000	1,826
Gunze Ltd.	389,000	1,816
Asatsu-DK Inc.	62,400	1,816
Kokuyo Co., Ltd.	142,400	1,785
Nishimatsu Construction Co.	477,000	1,747
Katokichi Co., Ltd.	83,000	1,713
* Sojitz Holdings Corp.	393,500	1,674
Tokyo Style Co.	143,000	1,655
Alfresa Holdings Corp.	41,500	1,645
Autobacs Seven Co., Ltd.	53,200	1,594
Komori Corp.	104,000	1,591
Nippon Kayaku Co., Ltd.	275,000	1,579
Hitachi Cable Ltd.	337,000	1,541
Aderans Co. Ltd.	66,200	1,536
Nichii Gakkan Co.	44,340	1,517
Mitsumi Electric Co., Ltd.	131,800	1,431
Anritsu Corp.	180,000	1,394
Rakuten, Inc .	1,268	1,360
Sanden Corp.	225,000	1,338
Ishihara Sangyo Kaisha Ltd.	561,000	1,301
Amano Corp.	130,000	1,284
Tokyo Broadcasting System, Inc.	72,700	1,214
* Kanebo Ltd.	87,500	1,171
Hitachi Software Engineering Co., Ltd.	57,600	1,109
Takuma Co., Ltd.	131,000	1,037
Kaken Pharmaceutical Co.	158,000	1,017
Ariake Japan Co., Ltd.	38,644	999
Saizeriya Co., Ltd.	56,850	896
* Snow Brand Milk Products Co.	270,000	830
Capcom Co., Ltd.	81,600	789

		3,849,360

New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	3,895,061	17,063
Fletcher Building Ltd.	881,152	4,104
Sky City Entertainment Group Ltd.	839,779	3,082
Auckland International Airport Ltd.	488,466	2,744
Contact Energy Ltd.	581,972	2,661
Fisher & Paykel Healthcare Corp. Ltd.	919,580	2,067
Carter Holt Harvey Ltd.	1,296,476	2,010
Fisher & Paykel Appliances Holdings Ltd.	499,128	1,413
Independent Newspapers Ltd.	222,946	904
* Tower Ltd.	577,492	904
* Sky Network Television, Ltd.	194,882	858
Waste Management NZ Ltd.	197,599	832
The Warehouse Group Ltd.	274,191	766
NGC Holdings, Ltd.	321,345	699
* Tenon Ltd. Pfd.	178,169	275
* Tenon Ltd.	114,357	176

		40,558

Singapore (2.8%)
DBS Group Holdings Ltd.	2,248,161	21,704
Singapore Telecommunications Ltd.	13,354,680	20,808
United Overseas Bank Ltd.	2,371,567	20,142
Oversea-Chinese Banking Corp., Ltd.	2,149,510	17,994
Singapore Press Holdings Ltd.	3,154,833	8,598
Singapore Airlines Ltd.	1,099,362	7,859
Keppel Corp., Ltd.	1,092,750	6,143
Venture Corp. Ltd.	450,000	4,317
City Developments Ltd.	942,412	3,944
Singapore Technologies Engineering Ltd.	2,602,407	3,816
Fraser & Neave Ltd.	350,900	3,581
ComfortDelgro Corp Ltd.	3,502,000	3,210
Capitaland Ltd.	2,029,300	2,839
Neptune Orient Lines Ltd.	1,014,000	2,107
SembCorp Industries Ltd.	1,836,419	2,076
Ascendas REIT	1,570,000	1,890
Singapore Exchange Ltd.	1,447,000	1,662
Capitamall Trust	1,329,148	1,632
Singapore Post Ltd.	2,684,000	1,468
Creative Technology Ltd.	106,550	1,445
* Jardine Cycle N Carriage Ltd.	231,128	1,412
* Chartered Semiconductor Manufacturing Ltd.	1,997,000	1,232
Parkway Holdings Ltd.	1,167,640	1,120
* STATS ChipPAC Ltd.	1,954,000	1,110
United Overseas Land Ltd.	798,500	1,054
Keppel Land Ltd.	720,000	1,012
SembCorp Marine Ltd.	1,017,000	920
Singapore Land Ltd.	250,000	833
SMRT Corp. Ltd.	1,237,000	703
Haw Par Brothers International Ltd.	203,193	627
Allgreen Properties Ltd.	946,000	624
SembCorp Logistics Ltd.	606,000	622
* Datacraft Asia Ltd.	461,000	572
Overseas Union Enterprise Ltd.	109,000	519
Wing Tai Holdings Ltd.	855,000	481
* City Developements Ltd. Warrants Exp. 5/10/2006	77,841	209

		150,285

TOTAL COMMON STOCKS
(Cost $4,728,360)		5,255,932

TEMPORARY CASH INVESTMENTS (8.6%)

Money Market Fund (8.6%)
Vanguard Market Liquidity Fund, 2.36%**	454,150,020	454,150

	Face
	Amount
	(000)

U.S. Agency Obligation
Federal Home Loan Bank†
(1)2.55%, 4/20/2005	$1,300	1,293

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $455,443)		455,443

TOTAL INVESTMENTS (108.2%)
(Cost $5,183,803)		5,711,375

OTHER ASSETS AND LIABILITIES-NET (-8.2%)		(435,094)

NET ASSETS (100%)		$5,276,281

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $5,202,594,000. Net unrealized appreciation of investment securities for tax purposes was $508,781,000, consisting of unrealized gains of $822,117,000 on securities that had risen in value since their purchase and $313,336,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 8.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

Topix Index	95	$10,462	$460

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

3/16/2005	JPY	1,036,730	USD	10,052	$ 110

JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.